Stockholders' Equity (Details Narrative) (USD $)	0 Months Ended	9 Months Ended			10 Months Ended	12 Months Ended
	Mar. 05, 2012	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Ownership Units outstanding	4,700
Common stock, shares outstanding	15,000,000
Common stock options outstanding	223,404	223,404	223,404
Common stock issued to the founders, shares								10,946,809
Cancelled of these shares								638,298
Common stock issued for cash, shares		1,600,000				3,454,000	638,298	3,829,787
Proceeds from issuance of common stock			$ 3,454,000	$ 200,000		$ 3,454,000	$ 200,000	$ 1,200,000
Common stock price per share		$ 1.00				$ 1	$ 3.19	$ 3.19
Share issuance costs			(804,237)		(68,277)			68,277
Common shares issued for services, shares								223,404
Common shares issued for services					70,000			70,000
Total intrinsic value of options outstanding and exercisable		0	0				0
Total intrinsic value of warrants outstanding and exercisable		$ 0	$ 0				$ 0